Derivative Financial Instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ (2.4)	$ 1.4
Equity investments [member] | Interest rate risk [member] | Settlement 2027 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2027
Derivative financial instrument assets and liability		2.3
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability		(7.5)
Real expenses [member] | Currency swap contract [member] | Currency risk [member] | Settlement 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2020
Derivative financial instrument assets and liability	$ (0.1)
Real expenses [member] | Currency swap contract [member] | Other derivatives [member] | Currency risk [member] | Settlement 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	(4.0)
Export financing [member] | Currency swap contract [member] | Other derivatives [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 0.3
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability		0.9
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2022
Derivative financial instrument assets and liability		5.2
Project development expense [member] | Interest swap [member] | Interest rate risk [member] | Settlement 2023 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2023
Derivative financial instrument assets and liability	$ 1.5	0.3
Recourse and non recourse debt [member] | Other derivatives [member] | Zero cost collar [member] | Interest rate risk [member] | Settlement 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability		0.3
Acquisition of property plant and equipment [member] | Interest swap [member] | Other derivatives [member] | Interest rate risk [member] | Settlement 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Settlement date	2019
Derivative financial instrument assets and liability	$ (0.1)	(0.1)
Hedged item [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	(3.8)	0.2
Derivatives designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument assets and liability	$ 1.4	$ 1.2